Taxation - Significant Components of Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Timing difference in revenue recognition	¥ 582,404	¥ 244,215
Provision for accounts receivable and contract assets and loans receivable	259,608	168,398
Net accumulated losses-carry forward	142,609	117,850
Payroll and welfare payable and other temporary difference	16,578	12,379
Quality assurance obligations	33,916	2,016
Less: Valuation allowance	(115,754)	(89,117)	¥ (42,233)	¥ (6,245)
Total deferred tax assets	919,361	455,741
Deferred tax liabilities:
Intangible assets arisen from business combination and asset acquisition	(24,607)	(24,607)
Unrealized gain in consolidated trusts	(57,675)	(36,989)
Withholding tax for undistributed earnings	(149,906)	(76,036)
Total deferred tax liabilities	¥ (232,188)	¥ (137,632)